FINANCIAL INSTRUMENTS - Foreign currency risk management (Details)		12 Months Ended
		Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2016 USD ($) $ / $	Dec. 31, 2015 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	[1]	$ 522,310,000	$ 413,439,000	$ 322,856,000
Foreign exchange gain		6,884,000	6,314,000	6,211,000
Net foreign exchange loss		14,321,000	9,043,000	14,831,000
Cost of sales	[2],[3]	$ 318,554,000	$ 263,171,000	$ 191,395,000
Percentage of entity's revenue		86.00%
Devaluation of foreign exchange, percent		102.20%	17.00%	14.00%
Average foreign exchange rate | $ / $		37.60	18.60	15.84	13.910
Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue		$ 3,491,000
Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain		37,672,000
Net foreign exchange loss		(21,807)
Cost of sales		(218,076,000)
Argentine peso (ARS) | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue		10,147,000
Foreign exchange gain		(587,000)
Argentine peso (ARS) | Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain		29,446,000
Net foreign exchange loss		(12,760)
Cost of sales		(127,599,000)
Argentine peso (ARS) | Net Income | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain		25,984,000
Net foreign exchange loss		$ 13,347,000
Colombia, Pesos | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		10.00%
Revenue		$ (7,148,000)
Foreign exchange gain		630,000
Net foreign exchange loss		$ (738,000)
Colombia, Pesos | Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		10.00%
Foreign exchange gain		$ 6,359,000
Net foreign exchange loss		(6,994)
Cost of sales		(69,944,000)
Colombia, Pesos | Net Income | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain		6,989,000
Net foreign exchange loss		$ 7,732,000
India, Rupees | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		10.00%
Revenue		$ 492,000
Foreign exchange gain		46,000
Net foreign exchange loss		$ (47,000)
India, Rupees | Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		10.00%
Foreign exchange gain		$ 1,867,000
Net foreign exchange loss		(2,053)
Cost of sales		(20,533,000)
India, Rupees | Net Income | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange gain		1,820,000
Net foreign exchange loss		2,007,000
Maximum | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net foreign exchange loss		$ (2,879,000)
Maximum | Argentine peso (ARS) | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		30.00%
Net foreign exchange loss		$ (3,462,000)
Maximum | Argentine peso (ARS) | Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		30.00%
Minimum | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net foreign exchange loss		$ (1,279,000)
Minimum | Argentine peso (ARS) | Revenue | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		10.00%
Minimum | Argentine peso (ARS) | Cost of Sale | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percentage used		10.00%

[1]	Includes transactions with related parties for 5,937, 5,590 and 6,462 for 2018, 2017 and 2016, respectively. See note 22.1.
[2]	Includes depreciation and amortization expense of 4,022, 4,339 and 4,281 for 2018, 2017 and 2016, respectively. See note 6.1.
[3]	Includes share-based compensation expense of 4,248, 5,666 and 917 under cost of revenues; and 8,665, 8,798 and 2,703 under selling, general and administrative expenses for 2018, 2017 and 2016, respectively. See note 6.